Expense Example - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368